Basis of presentation	6 Months Ended
Jun. 30, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
BASIS OF PRESENTATION
NOTE 2 — BASIS OF PRESENTATION
The accompanying interim condensed consolidated financial statements are unaudited, but, in the opinion of management, reflect all adjustments for a fair statement of Navios Partners' consolidated financial positions, statement of partner's capital, statements of income and cash flows for the periods presented. The results of operations for the interim periods are not necessarily indicative of results for the full year. The footnotes are condensed as permitted by the requirements for interim financial statements and accordingly, do not include information and disclosures required under United States generally accepted accounting principles (“U.S. GAAP”) for complete financial statements. All such adjustments are deemed to be of a normal recurring nature. These interim financial statements should be read in conjunction with the Company's consolidated financial statements and notes included in Navios Partners' 2014 Annual Report filed on Form 20-F with the Securities and Exchange Commission (“SEC”).
Change in Accounting Principle
The Company historically presented deferred debt issuance costs, or fees related to directly issuing debt, as long-term assets on the consolidated balance sheets. During the first quarter of 2015, the Company adopted guidance codified in ASU 2015-03 Interest - Imputation of Interest (Subtopic 835-30), Simplifying the Presentation of Debt Issuance Costs. The guidance simplifies the presentation of debt issuance costs by requiring debt issuance costs to be presented as a deduction from the corresponding liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs is not affected. Therefore, these costs will continue to be amortized as interest expense using the effective interest method pursuant to ASC 835-30-35-2 through 35-3. Upon adoption, the Company applied the new guidance retrospectively to all prior periods presented in the financial statements. The Company elected to early adopt the requirements of ASU 2015-03 effective beginning the first quarter ending March 31, 2015 and applied this guidance retrospectively to all prior periods presented in the Company's financial statements.
The reclassification does not impact net income as previously reported or any prior amounts reported on the Statements of Income, or the Consolidated Statements of Cash Flows. The effect of the retrospective application of this change in accounting principle on the Company's Consolidated Balance Sheets as of December 31, 2014 resulted in a reduction of Total non-current assets and Total assets in the amount of $7,305, with a corresponding decrease of $5,102 in Long-term debt, net and Total non-current liabilities and a decrease of $2,203 in Current portion of long-term debt net and Total current liabilities.

The accompanying consolidated financial statements include the following entities and chartered-in vessels:

		Country of	Statements of income
Company name	Vessel name	incorporation	2015	2014
Libra Shipping Enterprises Corporation	Navios Libra II	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Alegria Shipping Corporation	Navios Alegria	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Felicity Shipping Corporation	Navios Felicity	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Gemini Shipping Corporation	Navios Gemini S	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Galaxy Shipping Corporation	Navios Galaxy I	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Aurora Shipping Enterprises Ltd.	Navios Hope	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Palermo Shipping S.A.	Navios Apollon	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Fantastiks Shipping Corporation	Navios Fantastiks	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Sagittarius Shipping Corporation	Navios Sagittarius	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Hyperion Enterprises Inc.	Navios Hyperion	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Chilali Corp.	Navios Aurora II	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Surf Maritime Co.	Navios Pollux	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Pandora Marine Inc.	Navios Melodia	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Customized Development S.A.	Navios Fulvia	Liberia	1/01 - 06/30	1/01 - 06/30
Kohylia Shipmanagement S.A.	Navios Luz	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Orbiter Shipping Corp.	Navios Orbiter	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Floral Marine Ltd.	Navios Buena Ventura	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Golem Navigation Limited	Navios Soleil	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Kymata Shipping Co.	Navios Helios	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Joy Shipping Corporation	Navios Joy	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Micaela Shipping Corporation	Navios Harmony	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Pearl Shipping Corporation	Navios Sun	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Velvet Shipping Corporation	Navios La Paix	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Rubina Shipping Corporation	Hyundai Hongkong	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Topaz Shipping Corporation	Hyundai Singapore	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Beryl Shipping Corporation	Hyundai Tokyo	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Cheryl Shipping Corporation	Hyundai Shanghai	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Christal Shipping Corporation	Hyundai Busan	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Fairy Shipping Corporation	YM Utmost	Marshall Is.	1/01 - 06/30	—
Limestone Shipping Corporation	YM Unity	Marshall Is.	1/01 - 06/30	—
Dune Shipping Corp.	MSC Cristina	Marshall Is.	4/22 - 06/30	—
Citrine Shipping Corporation	—	Marshall Is.	—	—
Chartered-in vessels
Prosperity Shipping Corporation	Navios Prosperity	Marshall Is.	1/01 - 03/05	1/01 - 06/30
Aldebaran Shipping Corporation	Navios Aldebaran	Marshall Is.	1/01 - 02/28	1/01 - 06/30
Other
JTC Shipping and Trading Ltd (*)	Holding Company	Malta	1/01 - 06/30	1/01 - 06/30
Navios Maritime Partners L.P.	N/A	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Navios Maritime Operating LLC	N/A	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Navios Partners Finance (US) Inc.	Co-Borrower	Delaware	1/01 - 06/30	1/01 - 06/30
Navios Partners Europe Finance Inc.	Sub-Holding Company	Marshall Is.	1/01 - 06/30	1/01 - 06/30

(*)	Not a vessel-owning subsidiary and only holds right to a charter-in contract.